November 12, 2013

BY EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Ladies and Gentlemen:

PowerShares Exchange-Traded Fund Trust II
1933 Act Registration No. 333-138490
1940 Act Registration No. 811-21977

On behalf of PowerShares Exchange-Traded Fund Trust II (the “Trust”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), post-effective amendment no. 430 to the Trust’s registration statement under the Securities Act, which is also amendment no. 431 to its registration under the 1940 Act (the “Amendment”), for the PowerShares International BuyBack Achievers® Portfolio.  This filing is being made pursuant to Rule 485(a) under the Securities Act, with a requested effective date of January 8, 2014.

Sincerely,

/s/ K&L Gates LLP